--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                                The PFL Endeavor
                            Variable Annuity Account
                               Semi-Annual Report
                                 June 30, 1997


                                      LOGO

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                       THIS PAGE LEFT BLANK INTENTIONALLY

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Dear Valued Policyholder:

We are pleased to present the Semi-Annual Report of the PFL Endeavor Variable Annuity Account for the period ending June 30, 1997. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Enhanced Index
   Growth

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

LOGO

William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET (AMOUNTS IN THOUSANDS)
June 30, 1997 (Unaudited)

                                                                TCW     T. ROWE
                                                      TCW     MANAGED    PRICE
                                                     MONEY     ASSET     INT'L.
                                                     MARKET  ALLOCATION  STOCK
                                           TOTAL    SUBACCT.  SUBACCT.  SUBACCT.
                                         ---------- -------- ---------- --------
ASSETS
Cash...................................  $       10     --        --          1
Investments in mutual funds, at current
 market value (Note 2):
 Endeavor Series Trust--TCW Money
  Market Portfolio.....................      38,832  38,832       --        --
 Endeavor Series Trust--TCW Managed
  Asset Allocation Portfolio...........     259,074     --    259,074       --
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio........     147,545     --        --    147,545
 Endeavor Series Trust--Value Equity
  Portfolio............................     147,076     --        --        --
 Endeavor Series Trust--Dreyfus Small
  Cap Value Portfolio..................      99,692     --        --        --
 Endeavor Series Trust--Dreyfus U.S.
  Gov't. Securities Portfolio..........      30,267     --        --        --
 Endeavor Series Trust--T. Rowe Price
  Equity Income Portfolio..............     113,335     --        --        --
 Endeavor Series Trust--T. Rowe Price
  Growth Stock Portfolio...............      71,654     --        --        --
 Endeavor Series Trust--Opportunity
  Value Portfolio......................       9,335     --        --        --
 Endeavor Series Trust--Enhanced Index
  Portfolio............................       5,087     --        --        --
 WRL Investment Management, Inc.--
  Growth Portfolio.....................     304,906     --        --        --
                                         ----------  ------   -------   -------
 Total investments in mutual funds.....   1,226,803  38,832   259,074   147,545
                                         ----------  ------   -------   -------
 Total Assets..........................  $1,226,813  38,832   259,074   147,546
                                         ==========  ======   =======   =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable.........  $        3       1         2       --
                                         ----------  ------   -------   -------
 Total Liabilities.....................           3       1         2       --
Contract Owners' Equity:
 Deferred annuity contracts terminable
  by owners (Note 3)...................   1,226,810  38,831   259,072   147,546
                                         ----------  ------   -------   -------
                                         $1,226,813  38,832   259,074   147,546
                                         ==========  ======   =======   =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


           DREYFUS   DREYFUS   T. ROWE  T. ROWE
            SMALL      U.S.     PRICE    PRICE
  VALUE      CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY ENHANCED
  EQUITY    VALUE   SECURITIES  INCOME   STOCK      VALUE     INDEX    GROWTH
 SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT. SUBACCT.
 --------  -------- ---------- -------- -------- ----------- -------- --------
       3         4       --          1        1       --        --        --
     --        --        --        --       --        --        --        --
     --        --        --        --       --        --        --        --
     --        --        --        --       --        --        --        --
 147,076       --        --        --       --        --        --        --
     --     99,692       --        --       --        --        --        --
     --        --     30,267       --       --        --        --        --
     --        --        --    113,335      --        --        --        --
     --        --        --        --    71,654       --        --        --
     --        --        --        --       --      9,335       --        --
     --        --        --        --       --        --      5,087       --
     --        --        --        --       --        --        --    304,906
 -------    ------    ------   -------   ------     -----     -----   -------
 147,076    99,692    30,267   113,335   71,654     9,335     5,087   304,906
 -------    ------    ------   -------   ------     -----     -----   -------
 147,079    99,696    30,267   113,336   71,655     9,335     5,087   304,906
 =======    ======    ======   =======   ======     =====     =====   =======
     --        --        --        --       --        --        --        --
 -------    ------    ------   -------   ------     -----     -----   -------
     --        --        --        --       --        --        --        --
 147,079    99,696    30,267   113,336   71,655     9,335     5,087   304,906
 -------    ------    ------   -------   ------     -----     -----   -------
 147,079    99,696    30,267   113,336   71,655     9,335     5,087   304,906
 =======    ======    ======   =======   ======     =====     =====   =======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Six Months Ended June 30, 1997, Except as Noted (Unaudited)

                                                               TCW     T. ROWE
                                                     TCW     MANAGED    PRICE
                                                    MONEY     ASSET     INT'L.
                                                    MARKET  ALLOCATION  STOCK
                                           TOTAL   SUBACCT.  SUBACCT.  SUBACCT.
                                          -------- -------- ---------- --------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends............................... $ 27,029     856     3,313       937
Expenses (Note 5):
 Administrative fee......................      247       7        60        33
 Mortality and expense risk charge.......    7,320     244     1,661       892
                                          --------  ------    ------    ------
   Net Investment income (loss)..........   19,462     605     1,592        12
                                          --------  ------    ------    ------
NET REALIZED AND UNREALIZED CAPITAL GAIN
 (LOSS) FROM INVESTMENTS
Net realized capital gain from sales of
 investments:
 Proceeds from sales.....................   42,444  12,083     7,405     4,451
 Cost of investments sold................   34,091  12,083     5,347     3,717
                                          --------  ------    ------    ------
Net realized capital gain from sales of
 investments.............................    8,353     --      2,058       734
Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period.................  175,289     --     52,892    16,143
 End of the period.......................  267,906     --     73,804    29,390
                                          --------  ------    ------    ------
   Net change in unrealized
    appreciation/depreciation of
    investments..........................   92,617     --     20,912    13,247
                                          --------  ------    ------    ------
   Net realized and unrealized capital
    gain (loss) from investments.........  100,970     --     22,970    13,981
                                          --------  ------    ------    ------
INCREASE FROM OPERATIONS................. $120,432     605    24,562    13,993
                                          ========  ======    ======    ======

/1/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


          DREYFUS   DREYFUS   T. ROWE  T. ROWE
           SMALL      U.S.     PRICE    PRICE
 VALUE      CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY  ENHANCED
 EQUITY    VALUE   SECURITIES  INCOME   STOCK      VALUE       INDEX     GROWTH
SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT./1/ SUBACCT.
--------  -------- ---------- -------- -------- ----------- ----------- --------
  4,957    10,323      892      2,776      520        1         --        2,454
     25        19        3         15       11      --          --           74
    858       586      167        590      398       28          10       1,886
 ------    ------    -----     ------   ------      ---         ---      ------
  4,074     9,718      722      2,171      111      (27)        (10)        494
 ------    ------    -----     ------   ------      ---         ---      ------
  2,203     1,970    1,617      2,597    3,050      213           5       6,850
  1,270     1,468    1,493      1,659    2,036      206           5       4,807
 ------    ------    -----     ------   ------      ---         ---      ------
    933       502      124        938    1,014        7         --        2,043
 27,439    15,836      455      9,138    7,517      --          --       45,869
 38,184    19,943      204     17,571   15,514      505         490      72,301
 ------    ------    -----     ------   ------      ---         ---      ------
 10,745     4,107     (251)     8,433    7,997      505         490      26,432
 ------    ------    -----     ------   ------      ---         ---      ------
 11,678     4,609     (127)     9,371    9,011      512         490      28,475
 ------    ------    -----     ------   ------      ---         ---      ------
 15,752    14,327      595     11,542    9,122      485         480      28,969
 ======    ======    =====     ======   ======      ===         ===      ======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Six Months Ended June 30, 1997 and Year Ended December 31, 1996, Except as Noted (Unaudited)

                                                                        TCW             T. ROWE
                                                      TCW             MANAGED            PRICE
                                                     MONEY             ASSET            INT'L.             VALUE
                                                     MARKET         ALLOCATION           STOCK            EQUITY
                                  TOTAL             SUBACCT.         SUBACCT.          SUBACCT.          SUBACCT.
                            -------------------  ---------------  ----------------  ----------------  ----------------
                               1997      1996     1997    1996     1997     1996     1997     1996     1997     1996
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
OPERATIONS
 Net investment income
  (loss)..................  $   19,462   16,224     605      870    1,592      728       12     (801)   4,074      736
 Net realized capital
  gain....................       8,353   10,074     --       --     2,058    2,964      734      537      933    1,155
 Net change in unrealized
  appreciation/depreciation
  of investments..........      92,617   96,426     --       --    20,912   27,771   13,247   13,507   10,745   14,877
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
 Increase from
  operations..............     120,432  122,724     605      870   24,562   31,463   13,993   13,243   15,752   16,768
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments................      75,077  150,050   8,235   12,211    5,981   13,250    7,774   16,257    9,529   20,562
 Transfer payments from
  other subaccounts or
  general account.........     109,908   78,317   5,416    5,680    8,706    2,506    8,490   10,431   14,853   13,551
 Contract terminations,
  withdrawals, and other
  deductions..............     (38,255) (52,551) (5,967) (11,765)  (9,317) (12,118)  (4,414)  (6,132)  (3,606)  (4,444)
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
 Increase from contract
  transactions............     146,730  175,816   7,684    6,126    5,370    3,638   11,850   20,556   20,776   29,669
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
 Net increase in contract
  owners' equity..........     267,162  298,540   8,289    6,996   29,932   35,101   25,843   33,799   36,528   46,437
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period......     959,648  661,108  30,542   23,546  229,140  194,039  121,703   87,904  110,551   64,114
                            ----------  -------  ------  -------  -------  -------  -------  -------  -------  -------
 End of period............  $1,226,810  959,648  38,831   30,542  259,072  229,140  147,546  121,703  147,079  110,551
                            ==========  =======  ======  =======  =======  =======  =======  =======  =======  =======

/1/Period from November 18, 1996 (commencement of operations) to December 31,
1996
/2/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


   DREYFUS          DREYFUS         T. ROWE          T. ROWE
    SMALL            U.S.            PRICE            PRICE
     CAP            GOV'T.           EQUITY          GROWTH        OPPORTUNITY   ENHANCED
    VALUE         SECURITIES         INCOME           STOCK           VALUE       INDEX       GROWTH
  SUBACCT.         SUBACCT.         SUBACCT.        SUBACCT.        SUBACCT.     SUBACCT.    SUBACCT.
---------------  --------------  ---------------  --------------  -------------- -------- ----------------
 1997     1996    1997    1996    1997     1996   ^1997    1996   1997   1996/1/ 1997/2/   1997     1996
------   ------  ------  ------  -------  ------  ------  ------  -----  ------- -------- -------  -------
 9,718    1,791     722     229    2,171    (201)    111      56    (27)   --       (10)      494   12,816
   502      561     124     189      938     274   1,014     418      7    --       --      2,043    3,976
 4,107   11,410    (251)   (108)   8,433   6,872   7,997   5,604    505    --       490    26,432   16,493
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
14,327   13,762     595     310   11,542   6,945   9,122   6,078    485    --       480    28,969   33,285
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
 4,771   11,126   1,972   6,793   11,744  21,213   6,744  13,844  3,269    193    1,152    13,906   34,601
 6,635    5,637   8,592   4,193   27,029  19,065   8,772  10,830  5,287    166    3,455    12,673    6,258
(2,523)  (3,080)   (715)   (980)  (1,914) (1,524) (1,715) (1,233)   (21)   (44)     --     (8,063) (11,231)
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
 8,883   13,683   9,849  10,006   36,859  38,754  13,801  23,441  8,535    315    4,607    18,516   29,628
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
23,210   27,445  10,444  10,316   48,401  45,699  22,923  29,519  9,020    315    5,087    47,485   62,913
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
76,486   49,041  19,823   9,507   64,935  19,236  48,732  19,213    315    --       --    257,421  194,508
------   ------  ------  ------  -------  ------  ------  ------  -----    ---    -----   -------  -------
99,696   76,486  30,267  19,823  113,336  64,935  71,655  48,732  9,335    315    5,087   304,906  257,421
======   ======  ======  ======  =======  ======  ======  ======  =====    ===    =====   =======  =======

--------------------------------------------------------------------------------
THE PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Enhanced Index Subaccount commenced operations on May 1, 1997. The Opportunity Value Subaccount commenced operations on November 18, 1996. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, and the U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, and Dreyfus U.S. Government Securities Subaccounts and Portfolios, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio Subaccount was changed to Dreyfus Small Cap Value Portfolio and Subaccount, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor for the WRL Investment Management, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Investment Management, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on June 30, 1997.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at June 30, 1997 follows:

                                                NET ASSET
                                      NUMBER      VALUE
                                     OF SHARES  PER SHARE     MARKET
                                       HELD    (IN DOLLARS)   VALUE      COST
                                     --------- ------------ ---------- --------
Endeavor Series Trust
 TCW Money Market Portfolio.........  38,832    $    1.00   $   38,832 $ 38,832
 TCW Managed Asset Allocation
  Portfolio.........................  12,504        20.72      259,074  185,270
 T. Rowe Price International Stock
  Portfolio.........................   9,550        15.45      147,545  118,155
 Value Equity Portfolio.............   7,807        18.84      147,076  108,892
 Dreyfus Small Cap Value Portfolio..   6,444        15.47       99,692   79,749
 Dreyfus U.S. Government Securities
  Portfolio.........................   2,707        11.18       30,267   30,063
 T. Rowe Price Equity Income
  Portfolio.........................   6,566        17.26      113,335   95,764
 T. Rowe Price Growth Stock
  Portfolio.........................   3,795        18.88       71,654   56,140
 Opportunity Value Portfolio........     847        11.02        9,335    8,830
 Enhanced Index Portfolio...........     455        11.19        5,087    4,597
WRL Investment Management, Inc.
 Growth Portfolio...................   7,875    38.717398      304,906  232,605
                                                            ---------- --------
                                                            $1,226,803 $958,897
                                                            ========== ========

3. CONTRACT OWNERS' EQUITY
Contract owners' equity at June 30, 1997 includes an amount of $4,558, which represents the current value of PFL Life's capital contribution of $2,911. A summary of the Return of Premium Death Benefit deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                                    ACCUMULATION
                                                        UNIT
                                       ACCUMULATION    VALUE         TOTAL
 SUBACCOUNT                            UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
 ----------                            ------------ ------------ --------------
TCW Money Market......................    33,061     $ 1.174511    $   38,830
TCW Managed Asset Allocation..........   127,580       2.028611       258,810
T. Rowe Price International Stock.....    99,920       1.473324       147,215
Value Equity..........................    76,700       1.912022       146,652
Dreyfus Small Cap Value...............    56,590       1.757456        99,453
Dreyfus U.S. Government Securities....    26,124       1.152450        30,106
T. Rowe Price Equity Income...........    65,278       1.730058       112,935
T. Rowe Price Growth Stock............    38,196       1.869689        71,416
Opportunity Value.....................     8,475       1.092742         9,262
Enhanced Index........................     4,512       1.116452         5,038
Growth................................    16,209      18.786424       304,506
                                                                   ----------
                                                                   $1,224,223
                                                                   ==========

--------------------------------------------------------------------------------

A summary of the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                                    ACCUMULATION
                                       ACCUMULATION  UNIT VALUE      TOTAL
 SUBACCOUNT                            UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
 ----------                            ------------ ------------ --------------
TCW Money Market......................       1       $ 1.174330      $    1
TCW Managed Asset Allocation..........     129         2.028296         262
T. Rowe Price International Stock.....     225         1.473097         331
Value Equity..........................     223         1.911728         427
Dreyfus Small Cap Value...............     138         1.757183         243
Dreyfus U.S. Government Securities....     140         1.152274         161
T. Rowe Price Equity Income...........     232         1.729794         401
T. Rowe Price Growth Stock............     128         1.869400         239
Opportunity Value.....................      67         1.092575          73
Enhanced Index........................      44         1.116281          49
Growth................................      21        18.783533         400
                                                                     ------
                                                                     $2,587
                                                                     ======

A summary of changes in contract owners' account units follows:

                             TCW     T. ROWE           DREYFUS   DREYFUS   T. ROWE  T. ROWE
                   TCW     MANAGED    PRICE             SMALL      U.S.     PRICE    PRICE
                  MONEY     ASSET     INT'L.   VALUE     CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY ENHANCED
                  MARKET  ALLOCATION  STOCK    EQUITY   VALUE   SECURITIES  INCOME   STOCK      VALUE     INDEX    GROWTH
                 SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT. SUBACCT.
                 -------- ---------- -------- -------- -------- ---------- -------- -------- ----------- -------- --------
Units
 outstanding at
 1/1/96.........  21,104   122,975    75,065   46,195   40,636     8,457    14,943   14,197       --        --     13,337
Units
 purchased......  10,754     7,818    13,001   13,373    8,625     6,218    15,335    9,588       192       --      2,158
Units redeemed
 and
 transferred....  (5,397)   (5,794)    3,396    5,659    1,864     2,887    12,395    6,453       122       --       (321)
                  ------   -------   -------   ------   ------    ------    ------   ------     -----     -----    ------
Units
 outstanding at
 12/31/96.......  26,461   124,999    91,462   65,227   51,125    17,562    42,673   30,238       314       --     15,174
Units
 purchased......   7,082     3,109     5,719    5,382    3,005     1,729     7,254    3,984     3,156     1,139       795
Units redeemed
 and
 transferred....    (481)     (399)    2,964    6,314    2,598     6,973    15,583    4,102     5,072     3,417       261
                  ------   -------   -------   ------   ------    ------    ------   ------     -----     -----    ------
Units
 outstanding at
 6/30/97........  33,062   127,709   100,145   76,923   56,728    26,264    65,510   38,324     8,542     4,556    16,230
                  ======   =======   =======   ======   ======    ======    ======   ======     =====     =====    ======

At June 30, 1997 contract owners' equity was comprised of:

                                         TCW    T. ROWE           DREYFUS   DREYFUS   T. ROWE  T. ROWE
                               TCW     MANAGED   PRICE             SMALL      U.S.     PRICE    PRICE
                              MONEY     ASSET    INT'L.   VALUE     CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY ENHANCED
                              MARKET  ALLOCATIO  STOCK    EQUITY   VALUE   SECURITIES  INCOME   STOCK      VALUE     INDEX
                    TOTAL    SUBACCT. SUBACCT.  SUBACCT. SUBACCT. SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT.
                  ---------- -------- --------- -------- -------- -------- ---------- -------- -------- ----------- --------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..  $  958,904  38,831   185,268  118,156  108,895   79,753    30,063    95,765   56,141     8,830     4,597
Adjustment for
 appreciation to
 market value...     267,906     --     73,804   29,390   38,184   19,943       204    17,571   15,514       505       490
                  ----------  ------   -------  -------  -------   ------    ------   -------   ------     -----     -----
Total Contract
 Owners'
 Equity.........  $1,226,810  38,831   259,072  147,546  147,079   99,696    30,267   113,336   71,655     9,335     5,087
                  ==========  ======   =======  =======  =======   ======    ======   =======   ======     =====     =====
                   GROWTH
                  SUBACCT.
                  --------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..  232,605
Adjustment for
 appreciation to
 market value...   72,301
                  --------
Total Contract
 Owners'
 Equity.........  304,906
                  ========

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

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4. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. For certain policies sold on or after May 1, 1997, during the first seven policy years, PFL deducts a daily Distribution Finance Charge equal to an effective annual rate of .15% of the contract owners' account.

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                               SIX MONTHS ENDED JUNE 30, 1997
                                              AND YEAR ENDED DECEMBER 31, 1996
                                              OR COMMENCEMENT OF OPERATIONS TO
                                                      DECEMBER 31, 1996
                                              ---------------------------------
                                                    1997             1996
                                              ---------------- ----------------
                                              PURCHASES SALES  PURCHASES SALES
                                              --------- ------ --------- ------
Endeavor Series Trust
 TCW Money Market Portfolio.................. $ 20,373  12,083   31,789  24,793
 TCW Managed Asset Allocation Portfolio......   14,367   7,405   19,595  15,228
 T. Rowe Price International Stock
  Portfolio..................................   16,313   4,451   24,567   4,813
 Value Equity Portfolio......................   27,053   2,203   33,901   3,499
 Dreyfus Small Cap Value Portfolio...........   20,571   1,970   19,535   4,065
 Dreyfus U.S. Government Securities
  Portfolio..................................   12,188   1,617   12,087   1,853
 T. Rowe Price Equity Income Portfolio.......   41,626   2,597   39,523     970
 T. Rowe Price Growth Stock Portfolio........   16,962   3,050   25,124   1,628
 Opportunity Value Portfolio.................    8,721     213      352      37
 Enhanced Index Portfolio....................    4,602       5      --      --
WRL Investment Management, Inc.
 Growth Portfolio............................   25,860   6,850   56,406  13,962
                                              --------  ------  -------  ------
                                              $208,636  42,444  262,879  70,848
                                              ========  ======  =======  ======

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